UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co. (The)	241,007	$17,923,690
United Technologies Corp.	55,422	4,596,701

		$22,520,391

Automobiles — 0.4%
Bayerische Motoren Werke AG	39,126	$3,519,633

		$3,519,633

Beverages — 3.0%
Beam, Inc.	84,050	$4,922,808
Coca-Cola Co. (The)	307,888	22,786,791

		$27,709,599

Biotechnology — 3.2%
Celgene Corp.(1)	187,412	$14,528,178
Gilead Sciences, Inc.(1)	299,551	14,633,067

		$29,161,245

Capital Markets — 0.6%
Goldman Sachs Group, Inc. (The)	44,208	$5,498,149

		$5,498,149

Chemicals — 1.8%
Celanese Corp., Series A	96,138	$4,439,653
Monsanto Co.	156,779	12,504,693

		$16,944,346

Commercial Banks — 3.8%
KeyCorp	762,889	$6,484,556
PNC Financial Services Group, Inc.	141,042	9,095,799
Wells Fargo & Co.	552,572	18,864,808

		$34,445,163

Communications Equipment — 2.3%
QUALCOMM, Inc.	303,950	$20,674,679

		$20,674,679

Computers & Peripherals — 5.3%
Apple, Inc.(1)	64,301	$38,546,521
EMC Corp.(1)	320,697	9,582,426

		$48,128,947

Construction & Engineering — 1.0%
Fluor Corp.	154,085	$9,251,263

		$9,251,263

Consumer Finance — 1.0%
American Express Co.	165,526	$9,577,334

		$9,577,334

Diversified Financial Services — 4.0%
Citigroup, Inc.	340,866	$12,458,652
JPMorgan Chase & Co.	520,756	23,944,361

		$36,403,013

	N(000.000.000	N(000.000.000
Security	Shares	Value
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	423,152	$13,215,037
CenturyLink, Inc.	361,969	13,990,102

		$27,205,139

Electric Utilities — 2.5%
American Electric Power Co., Inc.	114,868	$4,431,607
Duke Energy Corp.	325,889	6,846,928
PPL Corp.	162,448	4,590,781
Southern Co. (The)	153,691	6,905,337

		$22,774,653

Energy Equipment & Services — 1.5%
Halliburton Co.	215,263	$7,144,579
Schlumberger, Ltd.	100,513	7,028,874

		$14,173,453

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	135,745	$12,325,646

		$12,325,646

Health Care Equipment & Supplies — 2.7%
Covidien PLC	217,109	$11,871,520
St. Jude Medical, Inc.	108,570	4,810,737
Varian Medical Systems, Inc.(1)	111,647	7,699,177

		$24,381,434

Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	166,245	$9,798,480

		$9,798,480

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	127,163	$12,474,690

		$12,474,690

Household Products — 2.5%
Colgate-Palmolive Co.	98,616	$9,642,672
Procter & Gamble Co.	199,928	13,437,161

		$23,079,833

Industrial Conglomerates — 2.7%
Danaher Corp.	434,312	$24,321,472

		$24,321,472

Insurance — 1.5%
Aflac, Inc.	106,176	$4,883,034
MetLife, Inc.	227,415	8,493,951

		$13,376,985

Internet & Catalog Retail — 1.7%
Amazon.com, Inc.(1)	77,638	$15,722,471

		$15,722,471

Internet Software & Services — 4.2%
eBay, Inc.(1)	514,640	$18,985,070
Google, Inc., Class A(1)	30,769	19,730,313

		$38,715,383

IT Services — 5.7%
Accenture PLC, Class A	309,770	$19,980,165
International Business Machines Corp.	98,936	20,642,996
Visa, Inc., Class A	100,318	11,837,524

		$52,460,685

	N(000.000.000	N(000.000.000
Security	Shares	Value
Machinery — 0.9%
Deere & Co.	104,137	$8,424,683

		$8,424,683

Media — 2.6%
Comcast Corp., Class A	316,562	$9,500,026
Walt Disney Co. (The)	332,869	14,573,005

		$24,073,031

Metals & Mining — 2.2%
Cliffs Natural Resources, Inc.	62,861	$4,353,753
Freeport-McMoRan Copper & Gold, Inc.	105,470	4,012,079
Goldcorp, Inc.	253,057	11,402,748

		$19,768,580

Multi-Utilities — 0.3%
Sempra Energy	39,151	$2,347,494

		$2,347,494

Multiline Retail — 1.6%
Macy’s, Inc.	367,759	$14,611,065

		$14,611,065

Oil, Gas & Consumable Fuels — 10.2%
Anadarko Petroleum Corp.	88,887	$6,963,408
Apache Corp.	72,873	7,319,364
Chevron Corp.	73,085	7,837,635
ConocoPhillips	262,044	19,917,964
Exxon Mobil Corp.	466,690	40,476,024
Occidental Petroleum Corp.	114,072	10,863,077

		$93,377,472

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	155,347	$9,622,193

		$9,622,193

Pharmaceuticals — 6.3%
Allergan, Inc.	131,661	$12,564,409
Johnson & Johnson	267,181	17,623,259
Pfizer, Inc.	1,193,791	27,051,304

		$57,238,972

Real Estate Investment Trusts (REITs) — 1.4%
AvalonBay Communities, Inc.	54,354	$7,682,938
Boston Properties, Inc.	50,704	5,323,413

		$13,006,351

Road & Rail — 1.5%
Union Pacific Corp.	129,124	$13,878,248

		$13,878,248

Software — 2.9%
Microsoft Corp.	532,947	$17,187,541
Oracle Corp.	313,357	9,137,490

		$26,325,031

Specialty Retail — 1.1%
Home Depot, Inc. (The)	198,590	$9,991,063

		$9,991,063

Textiles, Apparel & Luxury Goods — 2.7%
NIKE, Inc., Class B	229,097	$24,843,279

		$24,843,279

	N(000.000.000	N(000.000.000
Security	Shares	Value
Tobacco — 2.7%
Philip Morris International, Inc.	281,925	$24,981,374

		$24,981,374

Total Common Stocks (identified cost $686,546,887)		$897,132,922

Put Options Purchased — 3.0%

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3,300	$1,325.00	9/22/12	$14,008,500
S&P 500 Index	2,200	1,325.00	12/22/12	13,805,000

Total Put Options Purchased (identified cost $32,798,725)				$27,813,500

Short-Term Investments — 0.6%

	N(000.000.000	N(000.000.000
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$5,410	$5,409,792

Total Short-Term Investments (identified cost $5,409,792)		$5,409,792

Total Investments — 101.7% (identified cost $724,755,404)		$930,356,214

Call Options Written — (1.7)%

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1	$1,350.00	4/21/12	(6,185)
S&P 500 Index	3,155	1,375.00	4/21/12	(15,617,250)
S&P 500 Index	1,000	1,415.00	4/5/12	(460,000)

Total Call Options Written (premiums received $9,426,672)				$(16,083,435)

Other Assets, Less Liabilities — 0.0%(3)				$227,443

Net Assets — 100.0%				$914,500,222

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $5,240.

(3)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$730,154,806

Gross unrealized appreciation	$207,752,338
Gross unrealized depreciation	(7,550,930)

Net unrealized appreciation	$200,201,408

Written call options activity for the fiscal year to date ended March 31, 2012 was as follows:

	N(000.000.000	N(000.000.000
	Number of Contracts	Premiums Received
Outstanding, beginning of period	4,035	$13,370,981
Options written	30,486	53,051,460
Options terminated in closing purchase transactions	(26,945)	(55,349,331)
Options expired	(3,420)	(1,646,438)

Outstanding, end of period	4,156	$9,426,672

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At March 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

At March 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $27,813,500 and $16,083,435, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$101,715,599	$3,519,633		$—	$105,235,232
Consumer Staples	97,718,645	—		—	97,718,645
Energy	107,550,925	—		—	107,550,925
Financials	112,306,995	—		—	112,306,995
Health Care	120,580,131	—		—	120,580,131
Industrials	78,396,057	—		—	78,396,057
Information Technology	186,304,725	—		—	186,304,725
Materials	36,712,926	—		—	36,712,926
Telecommunication Services	27,205,139	—		—	27,205,139
Utilities	25,122,147	—		—	25,122,147
Total Common Stocks	$893,613,289	$3,519,633	*	$—	$897,132,922
Put Options Purchased	$27,813,500	$—		$—	27,813,500
Short-Term Investments	$—	$5,409,792		$—	$5,409,792
Total Investments	$921,426,789	$8,929,425		$—	$930,356,214

Liability Description
Call Options Written	$(16,083,435)	$—		$—	$(16,083,435)
Total	$(16,083,435)	$—		$—	$(16,083,435)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012